Interest Rate Swap - Additional Information (Details)		1 Months Ended		12 Months Ended
	Mar. 13, 2023 USD ($)	Mar. 31, 2020 USD ($) Agreements	Jul. 31, 2019 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)
Derivatives Fair Value [Line Items]
Fair Value of Asset				$ 8,986,000	$ 9,157,000
Number of interest rate swap agreements | Agreements		2
Interest Rate Swap One Agreement
Derivatives Fair Value [Line Items]
Derivative, notional amount	$ 50,000,000	$ 28,800,000		28,800,000	28,800,000
Derivative, fixed interest rate		0.77%
Fair Value of Asset				2,900,000	2,300,000
Derivative termination month and year		2026-07
Interest Rate Swap Two Agreement
Derivatives Fair Value [Line Items]
Derivative, notional amount	75,000,000	$ 46,800,000		46,800,000	46,800,000
Derivative, fixed interest rate		0.71%
Fair Value of Asset				3,200,000	2,700,000
Derivative termination month and year		2025-03
Interest Rate Swap
Derivatives Fair Value [Line Items]
Cash termination gain	$ 6,300,000
June 2018 Interest Rate Swap
Derivatives Fair Value [Line Items]
Derivative, notional amount			$ 50,000,000
Derivative, fixed interest rate			2.34%
Derivative termination month and year			2026-07
June 2018 Interest Rate Swap | 2019 Loan And Security Agreement
Derivatives Fair Value [Line Items]
Derivative, notional amount			$ 20,000,000
Derivative, fixed interest rate			2.99%
July 2019 Interest Rate Swap
Derivatives Fair Value [Line Items]
Derivative, notional amount				$ 50,000,000	$ 50,000,000
Derivative, fixed interest rate				2.34%	2.34%
Fair Value of Asset				$ 2,826,000	$ 971,000
Derivative termination month and year				2026-07	2026-07